Share-Based Payments - Weighted Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2021 year $ / shares	Dec. 31, 2020 year $ / shares
Share-Based Payment Arrangements [Abstract]
Risk-free interest rate	0.90%	1.20%
Expected volatility	24.90%	19.20%
Expected dividend yield	4.00%	4.00%
Expected life of the option (in years) | year	6.3	6.3
Exercise price (in CAD per share) | $ / shares	$ 63.39	$ 61.88